Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Results of Operations of Businesses Accounted for as Discontinued Operations

The following table reflects the results of operations of businesses accounted for as discontinued operations for the years ended December 31 (amounts in thousands):

	2012	2011	2010
Revenues:
Corporate Magic	$—	$—	$2,389

Operating income (loss):
Corporate Magic	$—	$56	$(716)
Other	(102)	22	204

Total operating income (loss)	(102)	78	(512)

Interest income	65	60	32
Other gains and (losses):
Corporate Magic	—	—	618
Other	—	38	45

Total other gains and (losses)	—	38	663

Income (loss) before income taxes	(37)	176	183
(Provision) benefit for income taxes	28	(67)	2,887

Income from discontinued operations	$(9)	$109	$3,070